EQUITY ACCOUNTED INVESTMENTS - Change in Equity Investments (Details) - USD ($) $ in Millions	6 Months Ended	12 Months Ended
	Jun. 30, 2025	Dec. 31, 2024
Reconciliation Of Changes In Investments [Roll Forward]
Equity accounted investments, beginning of period	$ 19,547	$ 19,435
Additions	491	484
Disposals and return of capital distributions	(166)	(898)
Share of net earnings from equity accounted investments	418	331
Distributions received	(129)	(290)
Foreign currency translation	345	(168)
Deconsolidation of India REIT	365	0
Reclassification to assets held for sale	(142)	(259)
Other comprehensive (loss) income and other	(2)	912
Equity accounted investments, end of period	$ 20,727	$ 19,547